Banks and Other Borrowings	12 Months Ended
Dec. 31, 2025
Banks and Other Borrowings [Abstract]
BANKS AND OTHER BORROWINGS

12. BANKS AND OTHER BORROWINGS

Outstanding balances of banks and other borrowings as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Bank borrowings:
Guaranteed (i)	6,661,341	26,824,847	3,446,461
Collateralized and guaranteed (ii)	10,518,204	1,105,646	142,054
	17,179,545	27,930,493	3,588,515
Other borrowing:
Collateralized and guaranteed (iii)	—	6,403,057	822,666
	17,179,545	34,333,550	4,411,181
Less: current liabilities	(13,402,782)	(23,549,661)	(3,025,665)
Non-current liabilities	3,776,763	10,783,889	1,385,516

Banks and other borrowings as at December 31, 2024 and 2025 are as follows:

		Maturity		Effective Interest	Balance as at December 31,
Lender	Type	date	Currency	rate	2024	2025	2025
					HK$	HK$	US$
Bank of Ningbo Co., Ltd(i)	Bank borrowing	11/2025	RMB	4.04%	9,453,804	—	—
Bank of China(ii)	Bank borrowing	10/2025	RMB	3.10%	532,200	—	—
Bank of China(iii)	Bank borrowing	10/2025	RMB	3.35%	532,200	—	—
Bank of China(iv)	Bank borrowing	03/2026	RMB	3.00%	—	1,112,500	142,934
Bank of China(v)	Bank borrowing	12/2026	RMB	2.60%	—	10,568,750	1,357,875
Shenzhen Rural Commercial Bank(vi)	Bank borrowing	03/2026	RMB	1.76%	—	2,113,750	271,575
Livi Bank Limited(vii)	Bank borrowing	08/2029	HK$	3.66%	—	9,274,422	1,191,579
The Bank of East Asia Limited(viii)	Bank borrowing	11/2027	HK$	6.55%	5,559,137	3,755,425	482,498
The Bank of East Asia Limited(ix)	Bank borrowing	02/2026	US$	6.72%	1,102,204	1,105,646	142,054
Ping An International Financial Leasing Co., Ltd.(x)	Other borrowing	05/2027	RMB	5.90%	—	6,403,057	822,666
					17,179,545	34,333,550	4,411,181

(i)	In 2024, Samfine SZ entered into seven term loans totaling of RMB5,465,477 (approximately US$0.75 million) for operating purposes. In 2025, Samfine SZ entered into two term loans totaling of RMB4,755,226 (approximately US$0.68 million) for operating purposes. These loans were guaranteed by Mr. and Mrs. Cheng, and pledged by the Mrs. Cheng Kwan Hung (“Mrs. Cheng”)’s property in the PRC. These loans were carrying at variable interest rate, and fully repaid prior to May 2025.
(ii)	On October 16, 2024, Samfine SZ entered into a 1-year term loan of RMB500,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
(iii)	On October 30, 2024, Samfine SZ entered into a 1-year term loan of RMB500,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
(iv)	On February 28, 2025, Samfine SZ entered into a 1-year term loan of RMB1 million (approximately US$0.14 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
(v)	On December 5, 2025, Samfine SZ entered into a 1-year term loan of RMB9.5 million (approximately US$1.3 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
(vi)	On September 2, 2025, Samfine SZ entered into a half-year term loan of RMB1.9 million (approximately US$0.27 million) for operating purposes. The loan is repayable in one lump-sum payment within half year and is guaranteed by Mr. Cheng and Mrs. Cheng, the director of the Company. The loan is carrying at variable interest rate.
(vii)	On August 20, 2025, Samfine HK entered into a 4-year term loan of HK$10 million (approximately US$1.19 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 4-year tenor and is guaranteed by Mr. Cheng, the director of the Company. The loan is carrying at variable interest rate.
(viii)	On October 15, 2020, Samfine HK entered into a 7-year term loan of HK$12 million (approximately US$1.53 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 7-year tenor and is guaranteed by Mr. Cheng, the director of the Company and HKMC Insurance Limited (“HKMCI”) under SME Financing Guarantee Scheme. The loan is carrying at variable interest rate.
(ix)	On February 24, 2024, Samfine HK entered into a 1-year recurring term loan of US$142,000 (approximately HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. On February 24, 2025, Samfine HK fully settled and re-entered the loan. The loan is carrying at variable interest rate.
(x)	On May 5, 2025, Samfine SZ entered into a 2-year other borrowing of RMB8.46 million (approximately US$1.08 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 2-year tenor, and is carrying at variable interest rate.

Loan type in terms of currency (Presented in HK$)	Carrying value	Within 1 year	2026	2027

in HK$	5,559,137	1,782,374	1,907,868	1,868,895
In US$	1,102,204	1,102,204	—	—
in RMB	10,518,204	10,518,204	—	—
December 31, 2024	17,179,545	13,402,782	1,907,868	1,868,895

Loan type in terms of currency (Presented in HK$)	Carrying value	Within 1 year	2027	2028	2029

in HK$	13,029,847	4,180,530	4,339,793	2,646,939	1,862,585
In US$	1,105,646	1,105,646	—	—	—
in RMB	20,198,057	18,263,485	1,934,572	—	—
December 31, 2025	34,333,550	23,549,661	6,274,365	2,646,939	1,862,585

Loan type in terms of currency (Presented in HK$)	Carrying value	Within 1 year	2027	2028	2029

in HK$	1,674,077	537,115	557,578	340,079	239,305
In US$	142,054	142,054	—	—	—
in RMB	2,595,050	2,346,496	248,554	—	—
December 31, 2025	4,411,181	3,025,665	806,132	340,079	239,305